Fixed Assets, Net	12 Months Ended
Dec. 31, 2022
Fixed Assets, Net [Abstract]
FIXED ASSETS, NET

NOTE 4 - FIXED ASSETS, NET

	December 31,
	2022	2021
Cost:

Computers and software	$767	$754
Laboratory equipment	197	196
Furniture and office equipment	178	177
Leasehold improvement	136	136
	1,278	1,263
Accumulated depreciation:

Computers and software	$565	$535
Laboratory equipment	79	55
Furniture and office equipment	126	57
Leasehold improvement	59	46
	829	693

Carrying amount	$449	$570

Depreciation expenses for the years ended December 31, 2022, and 2021 were $150 and $142, respectively.